Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Option Activity
Options outstanding, shares	2,766,438
Options outstanding, shares		2,766,438
Weighted Average exercise price
Options Outstanding, weighted average exercise price		$ 2.92
Options Outstanding, weighted average exercise price	$ 2.92
Share-Based Payment Arrangement [Member]
Stock Option Activity
Options outstanding, shares	2,766,438	1,622,938	315,938
Granted	270,000	1,193,500	1,307,000
Forfeited/cancelled	652,375	50,000
Exercised
Expired
Options outstanding, shares	2,384,063	2,766,438	1,622,938
Weighted Average exercise price
Options Outstanding, weighted average exercise price			$ 2.84
Granted	$ 1.67	$ 3.15	1.95
Forfeited/cancelled	1.85	2.62
Exercised
Expired
Options Outstanding, weighted average exercise price	3.07	2.92	$ 2.11
Options Outstanding, weighted average exercise price	$ 2.92	$ 2.11
Forfeited/cancelled	(652,375)	(50,000)
Share-Based Payment Arrangement [Member] | Minimum [Member]
Exercise price per share
Stock Option Exercise price per share	$ 1.84	$ 1.84	$ 2.72
Granted	0.454	2.62	1.84
Stock Option Exercise price per share	0.454	1.84	1.84
Weighted Average exercise price
Stock Option, Exercise Price, Decrease	1.84	2.62
Share-Based Payment Arrangement [Member] | Maximum [Member]
Exercise price per share
Stock Option Exercise price per share	5.10	2.96	2.96
Granted	2.50	5.10	2.03
Stock Option Exercise price per share	5.10	$ 5.10	$ 2.96
Weighted Average exercise price
Stock Option, Exercise Price, Decrease	$ 2.80